Schedule of Investments (unaudited)	iShares® MSCI Intl Size Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.7%
Ampol Ltd.	742	$12,942
APA Group	2,146	14,448
Aristocrat Leisure Ltd.	708	16,805
ASX Ltd.	312	13,518
Aurizon Holdings Ltd.	6,282	14,558
Australia & New Zealand Banking Group Ltd.	950	15,565
BHP Group Ltd.	478	11,482
BlueScope Steel Ltd.	1,359	13,685
Brambles Ltd.	2,224	16,650
Cochlear Ltd.	117	14,946
Coles Group Ltd.	1,512	15,809
Commonwealth Bank of Australia	216	14,482
Computershare Ltd.	1,050	16,997
CSL Ltd.	81	14,500
Dexus	2,301	11,466
Domino’s Pizza Enterprises Ltd.	367	14,964
Endeavour Group Ltd./Australia	3,214	14,711
Evolution Mining Ltd.	6,948	9,217
Fortescue Metals Group Ltd.	1,206	11,362
Glencore PLC	2,583	14,809
Goodman Group	1,232	13,405
GPT Group (The)	4,938	13,646
IDP Education Ltd.	1,026	19,357
Insurance Australia Group Ltd.	5,736	18,005
Lendlease Corp. Ltd.	2,586	14,380
Lottery Corp. Ltd. (The)(a)	5,757	15,794
Macquarie Group Ltd.	132	14,320
Medibank Pvt Ltd.	8,532	15,363
Mineral Resources Ltd.	423	19,831
Mirvac Group	11,597	15,366
National Australia Bank Ltd.	742	15,413
Newcrest Mining Ltd.	978	10,832
Northern Star Resources Ltd.	2,697	15,052
Orica Ltd.	1,623	14,437
Origin Energy Ltd.	3,621	12,936
Qantas Airways Ltd.(a)	5,022	18,766
QBE Insurance Group Ltd.	1,966	15,404
Ramsay Health Care Ltd.	312	11,703
REA Group Ltd.	180	13,951
Reece Ltd.	1,311	13,018
Rio Tinto Ltd.	199	11,293
Rio Tinto PLC	276	14,424
Santos Ltd.	2,941	14,357
Scentre Group	8,166	15,197
SEEK Ltd.	834	11,481
Sonic Healthcare Ltd.	729	15,262
South32 Ltd.	5,248	12,040
Stockland.	6,453	14,868
Suncorp Group Ltd.	2,056	15,040
Telstra Group Ltd., NVS	6,852	17,181
Transurban Group	1,845	15,651
Treasury Wine Estates Ltd.	2,433	20,162
Vicinity Ltd.	13,722	17,107
Washington H Soul Pattinson & Co. Ltd.	891	15,945
Wesfarmers Ltd.	465	13,494
Westpac Banking Corp.	984	15,194
WiseTech Global Ltd.	561	20,747
Woodside Energy Group Ltd.	1,065	24,621
Security	Shares	Value

Australia (continued)
Woolworths Group Ltd.	666	$14,064
		882,023
Austria — 0.4%
Erste Group Bank AG	549	13,530
OMV AG	309	14,227
Verbund AG	207	16,215
voestalpine AG	519	11,268
		55,240
Belgium — 1.3%
Ageas SA/NV	399	13,813
Anheuser-Busch InBev SA/NV	312	15,606
D’ieteren Group	99	16,476
Elia Group SA/NV	114	14,413
Groupe Bruxelles Lambert NV	192	14,156
KBC Group NV	261	13,080
Proximus SADP	1,023	10,725
Sofina SA	72	14,040
Solvay SA	174	15,702
UCB SA	180	13,566
Umicore SA	447	14,736
Warehouses De Pauw CVA	481	12,345
		168,658

Brazil — 0.1%
Yara International ASA	366	16,335

Canada — 10.3%
Agnico Eagle Mines Ltd.	313	13,769
Air Canada(a)	1,149	16,539
Algonquin Power & Utilities Corp.	1,443	15,973
Alimentation Couche-Tard Inc.	372	16,657
AltaGas Ltd.	772	13,923
ARC Resources Ltd.	1,253	17,640
Bank of Montreal.	180	16,580
Bank of Nova Scotia (The)	255	12,326
Barrick Gold Corp.	802	12,062
Bausch Health Companies Inc.(a)	1,668	10,848
BCE Inc.	313	14,118
BlackBerry Ltd.(a)	2,865	13,312
Brookfield Asset Management Inc., Class A	343	13,583
Brookfield Renewable Corp., Class A	495	15,380
BRP Inc.	207	13,841
CAE Inc.(a)	672	12,825
Cameco Corp.	813	19,281
Canadian Apartment Properties REIT	444	13,750
Canadian Imperial Bank of Commerce	300	13,624
Canadian National Railway Co.	153	18,126
Canadian Natural Resources Ltd.	261	15,654
Canadian Pacific Railway Ltd.	255	19,010
Canadian Tire Corp. Ltd., Class A, NVS	156	17,484
Canadian Utilities Ltd., Class A, NVS	522	13,890
CCL Industries Inc., Class B, NVS	390	18,321
Cenovus Energy Inc.	781	15,788
CGI Inc.(a)	243	19,574
Constellation Software Inc./Canada	12	17,351
Dollarama Inc.	334	19,846
Emera Inc.	315	11,674
Empire Co. Ltd., Class A, NVS	555	14,258
Enbridge Inc.	444	17,299
Fairfax Financial Holdings Ltd.	31	15,225

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
First Quantum Minerals Ltd.	598	$10,548
FirstService Corp.	117	14,626
Fortis Inc.	342	13,343
Franco-Nevada Corp.	129	15,939
George Weston Ltd.	159	17,501
GFL Environmental Inc.	507	13,684
Gildan Activewear Inc.	513	16,188
Great-West Lifeco Inc.	645	14,933
Hydro One Ltd.(b)	627	15,722
iA Financial Corp. Inc.	324	18,032
IGM Financial Inc.	617	16,517
Imperial Oil Ltd.	327	17,788
Intact Financial Corp.	123	18,690
Ivanhoe Mines Ltd., Class A(a)	2,349	16,294
Keyera Corp.	684	14,661
Kinross Gold Corp.	3,013	10,925
Lightspeed Commerce Inc.(a)	816	15,639
Loblaw Companies Ltd.	195	15,977
Lundin Mining Corp.	2,200	11,530
Magna International Inc.	234	13,040
Manulife Financial Corp.	969	16,061
Metro Inc.	325	17,026
National Bank of Canada	243	16,545
Northland Power Inc.	597	17,371
Nutrien Ltd.	160	13,519
Nuvei Corp.(a)(b)	354	10,654
Onex Corp.	315	15,855
Open Text Corp.	408	11,818
Pan American Silver Corp.	813	12,980
Parkland Corp.	711	14,373
Pembina Pipeline Corp.	432	14,263
Power Corp. of Canada	525	13,037
Quebecor Inc., Class B	798	15,042
Restaurant Brands International Inc.	375	22,282
RioCan REIT	999	14,233
Ritchie Bros Auctioneers Inc.	300	19,598
Rogers Communications Inc., Class B, NVS	378	15,735
Royal Bank of Canada	171	15,822
Saputo Inc.	855	20,811
Shaw Communications Inc., Class B, NVS	618	15,872
Shopify Inc., Class A(a)	420	14,400
Sun Life Financial Inc.	357	15,162
Suncor Energy Inc.	430	14,790
TC Energy Corp.	286	12,562
Teck Resources Ltd., Class B	423	12,876
TELUS Corp.	696	14,535
TFI International Inc.	201	18,296
Thomson Reuters Corp.	162	17,229
TMX Group Ltd.	177	17,017
Toromont Industries Ltd.	246	18,906
Toronto-Dominion Bank (The)	240	15,360
Tourmaline Oil Corp.	303	17,072
West Fraser Timber Co. Ltd.	210	15,768
Wheaton Precious Metals Corp.	471	15,409
WSP Global Inc.	150	18,436
		1,361,823
Denmark — 1.8%
AP Moller - Maersk A/S, Class A	3	6,002
AP Moller - Maersk A/S, Class B, NVS	3	6,268
Carlsberg AS, Class B	117	13,776
Security	Shares	Value

Denmark (continued)
Chr Hansen Holding A/S	228	$12,663
Coloplast A/S, Class B	114	12,708
Danske Bank A/S	1,032	16,647
Demant A/S(a)	366	9,994
DSV A/S	102	13,783
Genmab A/S(a)	60	23,113
GN Store Nord A/S	591	12,560
Novo Nordisk A/S, Class B	165	17,941
Novozymes A/S, Class B	249	13,070
Orsted AS(b)	153	12,623
Pandora A/S	240	12,625
Rockwool A/S, Class B	78	15,534
Tryg A/S	858	18,558
Vestas Wind Systems A/S	813	16,027
		233,892
Finland — 1.5%
Elisa OYJ	297	14,353
Fortum OYJ	894	12,582
Kesko OYJ, Class B	621	12,085
Kone OYJ, Class B	381	15,600
Neste OYJ	459	20,117
Nokia OYJ	3,576	15,892
Nordea Bank Abp	1,638	15,647
Orion OYJ, Class B	483	22,227
Sampo OYJ, Class A	363	16,599
Stora Enso OYJ, Class R	913	11,905
UPM-Kymmene OYJ	552	18,557
Wartsila OYJ Abp	2,403	16,382
		191,946
France — 7.2%
Accor SA(a)	594	14,233
Aeroports de Paris(a)	118	15,957
Air Liquide SA	124	16,221
Airbus SE	153	16,555
Alstom SA	726	14,942
Amundi SA(b)	302	14,248
ArcelorMittal SA	543	12,138
Arkema SA	156	12,346
AXA SA	645	15,928
BioMerieux	171	15,130
BNP Paribas SA	279	13,083
Bollore SE	3,516	17,585
Bouygues SA	507	14,465
Bureau Veritas SA	588	14,547
Capgemini SE	84	13,767
Carrefour SA	832	13,391
Cie. de Saint-Gobain	297	12,142
Cie. Generale des Etablissements Michelin SCA	540	13,761
Covivio	222	11,886
Credit Agricole SA	1,152	10,453
Danone SA	309	15,357
Dassault Aviation SA	105	15,594
Dassault Systemes SE	408	13,676
Edenred	414	21,224
Eiffage SA(c)	183	16,547
Electricite de France SA	1,713	20,230
Engie SA	1,335	17,346
EssilorLuxottica SA	90	14,232
Eurazeo SE	219	12,497

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Eurofins Scientific SE	171	$10,947
Gecina SA	129	11,501
Getlink SE	922	14,590
Hermes International	15	19,416
Ipsen SA	186	19,115
Kering SA	36	16,487
Klepierre SA	852	17,124
La Francaise des Jeux SAEM(b)	486	15,838
Legrand SA	177	13,488
L’Oreal SA	42	13,188
LVMH Moet Hennessy Louis Vuitton SE	21	13,251
Orange SA	1,389	13,234
Pernod Ricard SA	78	13,690
Publicis Groupe SA	273	15,289
Remy Cointreau SA	99	15,141
Renault SA(a)	681	20,968
Safran SA	153	17,040
Sanofi	148	12,737
Sartorius Stedim Biotech	54	17,136
Schneider Electric SE	126	15,934
SEB SA	165	10,742
Societe Generale SA	594	13,625
Sodexo SA	225	19,931
Teleperformance	51	13,664
Thales SA	153	19,459
TotalEnergies SE	288	15,711
Ubisoft Entertainment SA(a)	369	10,124
Unibail-Rodamco-Westfield(a)	270	12,760
Valeo	930	15,320
Veolia Environnement SA	543	12,118
Vinci SA	168	15,462
Vivendi SE	1,566	12,818
Wendel SE	192	15,034
Worldline SA/France(a)(b)	483	21,081
		943,444
Germany — 5.3%
adidas AG	117	11,421
Allianz SE, Registered	87	15,652
Aroundtown SA(c)	3,543	7,023
BASF SE	285	12,788
Bayer AG, Registered	241	12,672
Bayerische Motoren Werke AG	129	10,125
Bechtle AG	414	14,302
Beiersdorf AG	195	18,719
Brenntag SE	225	13,652
Carl Zeiss Meditec AG, Bearer	132	15,978
Commerzbank AG(a)	2,280	18,217
Continental AG	261	13,519
Covestro AG(b)	429	14,563
Daimler Truck Holding AG(a)	558	14,883
Delivery Hero SE(a)(b)	597	19,647
Deutsche Bank AG, Registered	1,734	16,528
Deutsche Boerse AG	99	16,099
Deutsche Lufthansa AG, Registered(a)	2,667	18,234
Deutsche Post AG, Registered	387	13,680
Deutsche Telekom AG, Registered	729	13,760
E.ON SE	1,683	14,093
Evonik Industries AG	582	10,721
Fresenius Medical Care AG & Co. KGaA	306	8,464
Fresenius SE & Co. KGaA	477	10,977
Security	Shares	Value

Germany (continued)
GEA Group AG	426	$14,891
Hannover Rueck SE	114	18,551
HeidelbergCement AG	285	13,106
HelloFresh SE(a)	564	11,274
Henkel AG & Co. KGaA	84	4,931
Infineon Technologies AG	675	16,379
KION Group AG	426	9,445
Knorr-Bremse AG	267	12,021
LEG Immobilien SE	129	8,422
Mercedes-Benz Group AG	186	10,766
Merck KGaA	66	10,756
MTU Aero Engines AG	87	15,569
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	72	19,006
Nemetschek SE	291	13,874
Puma SE	283	12,512
Rational AG	36	20,293
Rheinmetall AG	81	13,167
RWE AG	372	14,320
SAP SE	165	15,882
Scout24 SE(b)	300	15,374
Siemens AG, Registered	126	13,760
Siemens Healthineers AG(b)	261	11,957
Symrise AG	135	13,780
Telefonica Deutschland Holding AG	5,463	11,903
Uniper SE(c)	657	1,967
United Internet AG, Registered(d)	549	10,263
Volkswagen AG	12	2,051
Vonovia SE	411	9,087
Zalando SE(a)(b)	564	12,999
		694,023
Hong Kong — 3.4%
AIA Group Ltd.	1,800	13,635
BOC Hong Kong Holdings Ltd.	4,500	13,983
Budweiser Brewing Co. APAC Ltd.(b)	6,900	14,523
Chow Tai Fook Jewellery Group Ltd.	9,000	15,409
CK Asset Holdings Ltd.	3,000	16,586
CK Hutchison Holdings Ltd.	3,000	14,933
CK Infrastructure Holdings Ltd.	3,000	14,252
CLP Holdings Ltd.	1,500	10,068
ESR Group Ltd.(b)	6,000	10,232
Futu Holdings Ltd., ADR(a)	489	16,557
Galaxy Entertainment Group Ltd.	3,000	13,706
Hang Lung Properties Ltd.	9,000	11,322
Hang Seng Bank Ltd.	1,200	16,893
Henderson Land Development Co. Ltd.	3,464	8,481
HK Electric Investments & HK Electric Investments Ltd., Class SS	16,500	10,491
HKT Trust & HKT Ltd., Class SS	9,000	10,178
Hong Kong & China Gas Co. Ltd.	12,676	9,770
Hong Kong Exchanges & Clearing Ltd.	300	7,963
Hongkong Land Holdings Ltd.(c)	3,600	13,860
Jardine Matheson Holdings Ltd.	300	13,820
Link REIT	2,100	12,412
MTR Corp. Ltd.	3,000	13,201
New World Development Co. Ltd.	6,000	12,273
Power Assets Holdings Ltd.	3,000	14,345
Sands China Ltd.(a)	8,400	14,685
Sino Land Co. Ltd.(c)	12,000	12,814
SITC International Holdings Co. Ltd.	6,000	9,827

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sun Hung Kai Properties Ltd.	1,500	$16,119
Swire Pacific Ltd., Class A	3,000	19,900
Swire Properties Ltd.	7,200	13,838
Techtronic Industries Co. Ltd.	1,500	14,203
WH Group Ltd.(b)	28,500	14,393
Wharf Real Estate Investment Co. Ltd.	3,000	11,820
Xinyi Glass Holdings Ltd.	6,000	7,711
		444,203
Ireland — 0.7%
CRH PLC	438	15,776
Flutter Entertainment PLC, Class DI(a)	162	21,395
James Hardie Industries PLC	531	11,593
Kerry Group PLC, Class A	169	14,678
Kingspan Group PLC	252	12,705
Smurfit Kappa Group PLC	384	12,712
		88,859
Israel — 1.9%
Azrieli Group Ltd.	189	14,002
Bank Hapoalim BM	1,845	17,784
Bank Leumi Le-Israel BM	1,759	16,780
Bezeq The Israeli Telecommunication Corp. Ltd.	10,398	18,407
Check Point Software Technologies Ltd.(a)	142	18,351
CyberArk Software Ltd.(a)	144	22,595
Elbit Systems Ltd.	96	19,424
ICL Group Ltd.	1,515	13,662
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	2,641	15,017
Mizrahi Tefahot Bank Ltd.	543	20,526
Nice Ltd.(a)	69	13,004
Teva Pharmaceutical Industries Ltd., ADR(a)	2,235	19,936
Tower Semiconductor Ltd.(a)	363	15,513
Wix.com Ltd.(a)	297	24,978
ZIM Integrated Shipping Services Ltd.	267	6,272
		256,253
Italy — 2.5%
Amplifon SpA	513	12,745
Assicurazioni Generali SpA	912	13,686
Atlantia SpA	703	15,682
DiaSorin SpA	150	19,610
Enel SpA	2,490	11,124
Eni SpA	1,120	14,710
Ferrari NV	102	20,108
FinecoBank Banca Fineco SpA	1,209	16,292
Infrastrutture Wireless Italiane SpA(b)	1,893	16,708
Intesa Sanpaolo SpA	6,588	12,560
Mediobanca Banca di Credito Finanziario SpA	1,557	14,106
Moncler SpA	465	20,062
Nexi SpA(a)(b)	2,175	18,804
Poste Italiane SpA(b)	1,701	14,823
Prysmian SpA	528	17,185
Recordati Industria Chimica e Farmaceutica SpA	327	12,286
Snam SpA	2,940	13,073
Telecom Italia SpA/Milano(a)	69,286	13,555
Tenaris SA	1,066	16,684
Terna - Rete Elettrica Nazionale	2,004	13,290
UniCredit SpA	1,539	19,086
		326,179
Japan — 27.8%
Advantest Corp.	300	15,792
Security	Shares	Value

Japan (continued)
Aeon Co. Ltd.	900	$16,786
AGC Inc.	600	18,801
Aisin Corp.	600	15,402
Ajinomoto Co. Inc.	900	24,753
ANA Holdings Inc.(a)	900	17,495
Asahi Group Holdings Ltd.	600	16,788
Asahi Intecc Co. Ltd.	1,200	20,442
Asahi Kasei Corp.	2,400	15,389
Astellas Pharma Inc.	1,200	16,558
Azbil Corp.	600	16,305
Bandai Namco Holdings Inc.	300	19,831
Bridgestone Corp.	300	10,850
Brother Industries Ltd.	1,200	20,443
Canon Inc.	600	12,719
Capcom Co. Ltd.	900	25,033
Chiba Bank Ltd. (The)	3,900	21,369
Chubu Electric Power Co. Inc.	1,800	14,652
Chugai Pharmaceutical Co. Ltd.	600	13,903
Concordia Financial Group Ltd.	5,700	17,392
CyberAgent Inc.	1,800	14,787
Dai Nippon Printing Co. Ltd.	900	18,028
Daifuku Co. Ltd.	300	13,732
Dai-ichi Life Holdings Inc.	900	14,294
Daiichi Sankyo Co. Ltd.	600	19,206
Daito Trust Construction Co. Ltd.	300	29,707
Daiwa House Industry Co. Ltd.	600	12,088
Daiwa House REIT Investment Corp.	9	18,165
Daiwa Securities Group Inc.	3,600	14,046
Denso Corp.	300	14,885
Dentsu Group Inc.	600	18,662
East Japan Railway Co.	300	15,986
Eisai Co. Ltd.	300	18,091
ENEOS Holdings Inc.	4,350	14,349
Fuji Electric Co. Ltd.	300	11,600
FUJIFILM Holdings Corp.	300	13,725
GLP J-Reit.	12	12,445
GMO Payment Gateway Inc.	300	21,572
Hakuhodo DY Holdings Inc.	1,800	15,166
Hamamatsu Photonics KK	300	13,572
Hankyu Hanshin Holdings Inc.	600	17,820
Hikari Tsushin Inc.	300	36,238
Hirose Electric Co. Ltd.	100	12,972
Hitachi Construction Machinery Co. Ltd.	900	17,608
Hitachi Ltd.	300	13,612
Honda Motor Co. Ltd.	600	13,681
Hoshizaki Corp.	600	17,190
Hoya Corp.	300	27,888
Hulic Co. Ltd.	2,100	15,255
Ibiden Co. Ltd.	600	20,224
Idemitsu Kosan Co. Ltd.	664	14,528
Iida Group Holdings Co. Ltd.	900	12,497
Inpex Corp.	1,500	15,139
Isuzu Motors Ltd.	1,500	17,640
Ito En Ltd.	300	10,566
ITOCHU Corp.	600	15,507
Itochu Techno-Solutions Corp.	900	20,865
Japan Airlines Co. Ltd.(a)	1,200	22,414
Japan Exchange Group Inc.	1,500	19,713
Japan Metropolitan Fund Invest	24	17,682
Japan Post Bank Co. Ltd.	2,100	13,993

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Post Holdings Co. Ltd.	2,400	$16,139
Japan Post Insurance Co. Ltd.	1,200	17,764
Japan Real Estate Investment Corp.	3	12,571
Japan Tobacco Inc.	900	15,073
JFE Holdings Inc.	1,500	13,742
JSR Corp.	600	11,401
Kajima Corp.	1,800	16,944
Kakaku.com Inc.	900	15,222
Kansai Electric Power Co. Inc. (The)	1,800	13,635
Kao Corp.	400	14,941
KDDI Corp.	600	17,734
Keio Corp.	600	21,036
Keisei Electric Railway Co. Ltd.	600	15,925
Kikkoman Corp.	300	16,257
Kintetsu Group Holdings Co. Ltd.	600	20,277
Kirin Holdings Co. Ltd.	1,200	17,640
Kobayashi Pharmaceutical Co. Ltd.	300	15,920
Kobe Bussan Co. Ltd.	900	19,522
Koei Tecmo Holdings Co. Ltd.	1,100	16,598
Koito Manufacturing Co. Ltd.	1,200	17,036
Komatsu Ltd.	900	17,631
Konami Group Corp.	300	13,149
Kose Corp.	200	19,964
Kubota Corp.	900	12,555
Kurita Water Industries Ltd.	600	21,963
Kyocera Corp.	300	14,528
Kyowa Kirin Co. Ltd.	600	14,131
Lixil Corp.	900	13,595
M3 Inc.	600	17,880
Makita Corp.	600	10,964
Marubeni Corp.	1,600	14,006
Mazda Motor Corp.	2,100	14,139
McDonald’s Holdings Co. Japan Ltd.	600	20,830
MEIJI Holdings Co. Ltd.	300	12,345
MINEBEA MITSUMI Inc.	900	13,301
MISUMI Group Inc.	900	19,170
Mitsubishi Chemical Group Corp.	3,000	13,552
Mitsubishi Corp.	600	16,253
Mitsubishi Electric Corp.	1,500	13,198
Mitsubishi Estate Co. Ltd.	1,200	15,090
Mitsubishi HC Capital Inc.	3,600	15,448
Mitsubishi Heavy Industries Ltd.	600	20,666
Mitsubishi UFJ Financial Group Inc.	3,000	14,172
Mitsui & Co. Ltd.	900	19,916
Mitsui Chemicals Inc.	600	11,105
Mitsui Fudosan Co. Ltd.	900	17,234
Mitsui OSK Lines Ltd.	600	11,877
Mizuho Financial Group Inc.	1,500	16,223
MonotaRO Co. Ltd.	1,200	18,216
MS&AD Insurance Group Holdings Inc.	600	15,889
Murata Manufacturing Co. Ltd.	300	14,202
NEC Corp.	300	9,930
Nexon Co. Ltd.	900	15,061
NGK Insulators Ltd.	1,200	13,999
Nidec Corp.	300	16,495
Nihon M&A Center Holdings Inc.	1,800	20,311
Nippon Building Fund Inc.	3	13,336
Nippon Express Holdings Inc.	300	15,074
Nippon Paint Holdings Co. Ltd.	2,400	15,295
Nippon Prologis REIT Inc.	6	12,590
Security	Shares	Value

Japan (continued)
Nippon Sanso Holdings Corp.	900	$14,329
Nippon Shinyaku Co. Ltd.	300	16,610
Nippon Steel Corp.	1,200	16,462
Nippon Telegraph & Telephone Corp.	600	16,548
Nippon Yusen KK	900	16,303
Nissan Chemical Corp.	300	13,505
Nissan Motor Co. Ltd.	4,500	14,343
Nisshin Seifun Group Inc.	1,500	16,208
Nissin Foods Holdings Co. Ltd.	300	19,419
Nitori Holdings Co. Ltd.	300	27,185
Nitto Denko Corp.	300	15,806
Nomura Holdings Inc.	5,100	16,503
Nomura Real Estate Holdings Inc.	600	13,562
Nomura Real Estate Master Fund Inc.	15	17,112
Nomura Research Institute Ltd.	660	14,606
NTT Data Corp.	1,200	17,381
Obayashi Corp.	2,700	17,330
Odakyu Electric Railway Co. Ltd.	1,200	14,266
Oji Holdings Corp.	4,500	15,600
Olympus Corp.	900	18,976
Omron Corp.	300	13,992
Ono Pharmaceutical Co. Ltd.	900	21,180
Open House Group Co. Ltd.	300	10,671
Oracle Corp. Japan	300	15,981
ORIX Corp.	900	13,219
Osaka Gas Co. Ltd.	900	13,327
Otsuka Corp.	600	18,895
Otsuka Holdings Co. Ltd.	600	19,233
Pan Pacific International Holdings Corp.	1,200	19,693
Panasonic Holdings Corp.	1,800	12,821
Persol Holdings Co. Ltd.	900	18,020
Rakuten Group Inc.	3,000	13,393
Recruit Holdings Co. Ltd.	600	18,463
Renesas Electronics Corp.(a)	1,800	15,058
Resona Holdings Inc.	4,800	18,091
Ricoh Co. Ltd.	2,400	17,587
Rohm Co. Ltd.	300	21,079
SBI Holdings Inc/Japan	900	16,258
SCSK Corp.	1,200	17,704
Secom Co. Ltd.	300	17,091
Seiko Epson Corp.	1,200	16,291
Sekisui Chemical Co. Ltd.	1,200	14,986
Sekisui House Ltd.	900	14,943
Seven & i Holdings Co. Ltd.	600	22,397
SG Holdings Co. Ltd.	900	11,926
Sharp Corp./Japan	2,400	14,395
Shimadzu Corp.	600	15,806
Shimizu Corp.	3,600	17,964
Shionogi & Co. Ltd.	300	13,931
Shiseido Co. Ltd.	300	10,361
Shizuoka Financial Group Inc., NVS	3,000	18,944
SoftBank Corp.	1,500	14,797
SoftBank Group Corp.	300	12,878
Sompo Holdings Inc.	300	12,508
Sony Group Corp.	300	20,230
Square Enix Holdings Co. Ltd.	300	13,387
Subaru Corp.	1,200	18,757
SUMCO Corp.	1,500	19,012
Sumitomo Chemical Co. Ltd.	4,200	14,143
Sumitomo Corp.	1,200	15,257

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Electric Industries Ltd.	1,500	$15,676
Sumitomo Metal Mining Co. Ltd.	400	11,212
Sumitomo Mitsui Financial Group Inc.	600	16,849
Sumitomo Mitsui Trust Holdings Inc.	600	17,261
Sumitomo Realty & Development Co. Ltd.	600	13,760
Suntory Beverage & Food Ltd.	600	20,074
Suzuki Motor Corp.	600	20,286
Sysmex Corp.	300	16,147
T&D Holdings Inc.	1,800	17,802
Taisei Corp.	600	16,344
Takeda Pharmaceutical Co. Ltd.	651	17,192
TDK Corp.	600	18,743
Terumo Corp.	600	18,209
TIS Inc.	900	24,266
Tobu Railway Co. Ltd.	900	20,819
Toho Co. Ltd./Tokyo	600	21,335
Tokio Marine Holdings Inc.	900	16,295
Tokyo Electric Power Co. Holdings Inc.(a)	4,500	14,659
Tokyo Gas Co. Ltd.	900	16,084
Tokyu Corp.	1,500	17,296
Toppan Inc.	900	13,423
Toray Industries Inc.	3,600	17,486
Toshiba Corp.	300	10,410
Tosoh Corp.	1,500	16,319
TOTO Ltd.	600	17,114
Toyota Industries Corp.	300	15,455
Toyota Motor Corp.	900	12,487
Toyota Tsusho Corp.	600	20,140
Trend Micro Inc/Japan	300	15,127
Unicharm Corp.	600	18,235
USS Co. Ltd.	900	13,580
Welcia Holdings Co. Ltd.	900	18,811
West Japan Railway Co.	600	23,788
Yakult Honsha Co. Ltd.	300	16,620
Yamaha Corp.	400	15,102
Yamaha Motor Co. Ltd.	900	18,578
Yamato Holdings Co. Ltd.	900	13,328
Yaskawa Electric Corp.	600	16,614
Yokogawa Electric Corp.	1,200	20,065
Z Holdings Corp.	5,400	13,936
ZOZO Inc.	900	19,096
		3,661,247
Netherlands — 3.4%
ABN AMRO Bank NV, CVA(b)	1,476	14,510
Adyen NV(a)(b)	12	17,131
Aegon NV	3,717	17,207
AerCap Holdings NV(a)	387	20,670
Akzo Nobel NV	177	10,927
Argenx SE(a)	54	20,966
ASM International NV	69	15,264
ASML Holding NV	39	18,294
Davide Campari-Milano NV	1,539	13,821
Euronext NV(b)	204	12,948
EXOR NV, NVS(a)	219	14,717
Heineken Holding NV	192	13,101
Heineken NV	153	12,781
IMCD NV	114	14,785
ING Groep NV(a)	1,479	14,553
JDE Peet’s NV	615	17,604
Just Eat Takeaway.com NV(a)(b)	1,017	17,452
Security	Shares	Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV	519	$14,474
Koninklijke DSM NV	99	11,645
Koninklijke KPN NV	4,924	13,773
Koninklijke Philips NV	717	9,095
NN Group NV	369	15,624
OCI NV	414	15,835
Prosus NV	390	16,864
QIAGEN NV(a)	330	14,250
Randstad NV	294	14,653
Stellantis NV	1,293	17,445
Universal Music Group NV	768	15,080
Wolters Kluwer NV	183	19,445
		444,914
New Zealand — 0.7%
Auckland International Airport Ltd.(a)	3,159	14,122
Fisher & Paykel Healthcare Corp. Ltd.	1,044	11,865
Mercury NZ Ltd.	5,154	17,427
Meridian Energy Ltd.	6,582	18,657
Spark New Zealand Ltd.	6,342	18,879
Xero Ltd.(a)	282	14,004
		94,954
Norway — 1.3%
Adevinta ASA(a)	3,003	20,557
Aker BP ASA	821	26,080
DNB Bank ASA	888	15,706
Equinor ASA	463	16,869
Gjensidige Forsikring ASA	873	15,957
Kongsberg Gruppen ASA	375	13,448
Mowi ASA	702	10,478
Norsk Hydro ASA	2,301	14,603
Orkla ASA	2,347	15,831
Salmar ASA	246	8,340
Telenor ASA	1,167	10,605
		168,474
Portugal — 0.4%
EDP - Energias de Portugal SA	3,400	14,856
Galp Energia SGPS SA	1,540	15,636
Jeronimo Martins SGPS SA	894	18,499
		48,991
Singapore — 2.4%
CapitaLand Ascendas REIT	9,007	16,665
CapitaLand Integrated Commercial Trust	10,849	14,398
Capitaland Investment Ltd/Singapore	6,300	13,398
City Developments Ltd.	3,300	17,792
DBS Group Holdings Ltd.	600	14,506
Genting Singapore Ltd.	35,700	20,302
Grab Holdings Ltd., Class A(a)(c)	5,514	14,336
Keppel Corp. Ltd.	3,600	17,719
Mapletree Logistics Trust	15,090	16,196
Mapletree Pan Asia Commercial Trust	13,800	15,487
Oversea-Chinese Banking Corp. Ltd.	2,100	18,027
Sea Ltd., ADR(a)	186	9,240
Singapore Airlines Ltd.(a)(c)	4,500	16,692
Singapore Exchange Ltd.	2,300	13,677
Singapore Technologies Engineering Ltd.	6,600	15,387
Singapore Telecommunications Ltd.	8,400	14,790
United Overseas Bank Ltd.	900	17,657
UOL Group Ltd.	3,600	15,724
Venture Corp. Ltd.	1,500	16,880

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Wilmar International Ltd.	5,700	$15,615
		314,488
Spain — 2.2%
Acciona SA	90	16,206
ACS Actividades de Construccion y Servicios SA	819	21,017
Aena SME SA(a)(b)	123	14,456
Amadeus IT Group SA(a)	288	15,021
Banco Bilbao Vizcaya Argentaria SA	3,246	16,745
Banco Santander SA	5,952	15,436
CaixaBank SA	5,086	16,865
Cellnex Telecom SA(b)	396	12,961
EDP Renovaveis SA	811	17,065
Enagas SA	290	4,708
Endesa SA	930	15,539
Ferrovial SA	772	18,866
Grifols SA(a)	828	7,044
Iberdrola SA	1,453	14,776
Industria de Diseno Textil SA	786	17,841
Naturgy Energy Group SA	570	14,628
Red Electrica Corp. SA	391	6,325
Repsol SA	1,105	15,033
Siemens Gamesa Renewable Energy SA(a)	1,050	18,615
Telefonica SA	3,484	12,010
		291,157
Sweden — 4.2%
Alfa Laval AB	729	17,945
Assa Abloy AB, Class B	825	16,658
Atlas Copco AB, Class A	792	8,453
Atlas Copco AB, Class B	1,200	11,605
Boliden AB	444	12,912
Electrolux AB, Class B(c)	1,296	15,989
Embracer Group AB(a)	2,232	10,738
Epiroc AB, Class A	678	10,379
Epiroc AB, Class B	306	4,109
EQT AB	699	13,756
Essity AB, Class B	561	11,853
Evolution AB(b)	180	16,791
Fastighets AB Balder, Class B(a)	2,410	9,046
Getinge AB, Class B	573	11,628
H & M Hennes & Mauritz AB, Class B	1,356	13,658
Hexagon AB, Class B	1,803	17,824
Holmen AB, Class B	243	8,819
Husqvarna AB, Class B	2,160	12,824
Industrivarden AB, Class A	291	6,591
Industrivarden AB, Class C	357	8,017
Indutrade AB.	819	14,339
Investment AB Latour, Class B	741	12,517
Investor AB, Class A	339	5,765
Investor AB, Class B	600	9,792
Kinnevik AB, Class B(a)	1,059	13,082
L E Lundbergforetagen AB, Class B	303	11,959
Lifco AB, Class B	807	11,661
Nibe Industrier AB, Class B	2,127	16,967
Sagax AB, Class B	642	11,830
Sandvik AB	870	13,595
Securitas AB, Class B(c)	2,134	17,437
Skandinaviska Enskilda Banken AB, Class A	1,386	14,613
Skanska AB, Class B	1,002	15,582
SKF AB, Class B	957	13,853
Security	Shares	Value

Sweden (continued)
Svenska Cellulosa AB SCA, Class B	1,092	$12,883
Svenska Handelsbanken AB, Class A	1,611	14,968
Swedbank AB, Class A	1,083	16,145
Swedish Match AB	1,683	17,310
Swedish Orphan Biovitrum AB(a)	795	14,643
Tele2 AB, Class B	1,338	10,966
Telefonaktiebolaget LM Ericsson, Class B	2,250	12,509
Telia Co. AB	3,874	10,265
Volvo AB, Class B	792	12,963
Volvo Car AB, Class B(a)(c)	1,986	8,429
		553,668
Switzerland — 4.4%
ABB Ltd., Registered	522	14,496
Adecco Group AG, Registered	471	14,740
Alcon Inc.	228	13,882
Bachem Holding AG, Class A	240	17,209
Baloise Holding AG, Registered	106	14,482
Barry Callebaut AG, Registered	9	17,027
Cie. Financiere Richemont SA, Class A, Registered	147	14,367
Clariant AG, Registered	954	15,332
Coca-Cola HBC AG, Class DI.	771	16,841
Credit Suisse Group AG, Registered	2,553	10,576
EMS-Chemie Holding AG, Registered	21	13,205
Geberit AG, Registered	42	18,671
Givaudan SA, Registered	6	17,922
Holcim AG	402	18,264
Julius Baer Group Ltd.	365	17,512
Kuehne + Nagel International AG, Registered	60	12,772
Logitech International SA, Registered	324	16,113
Lonza Group AG, Registered	30	15,443
Nestle SA, Registered	130	14,152
Novartis AG, Registered	175	14,156
Partners Group Holding AG	18	16,156
Roche Holding AG, NVS	48	15,926
Schindler Holding AG, Participation Certificates, NVS	54	8,806
Schindler Holding AG, Registered	18	2,834
SGS SA, Registered	6	13,227
Siemens Energy AG(a)(c)	1,158	13,500
SIG Group AG	690	13,264
Sika AG, Registered	75	16,911
Sonova Holding AG, Registered	51	12,055
STMicroelectronics NV	417	12,966
Straumann Holding AG	147	13,990
Swatch Group AG (The), Bearer	54	12,134
Swatch Group AG (The), Registered	78	3,259
Swiss Life Holding AG, Registered	33	15,979
Swiss Prime Site AG, Registered	186	15,009
Swiss Re AG	216	16,045
Swisscom AG, Registered	33	16,295
Temenos AG, Registered	174	10,363
UBS Group AG, Registered	909	14,411
VAT Group AG(b)	69	15,753
Zurich Insurance Group AG	36	15,342
		581,387
United Kingdom — 8.9%
3i Group PLC	1,150	15,316
abrdn PLC	6,032	10,991
Admiral Group PLC	615	14,222
Anglo American PLC	376	11,263

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Antofagasta PLC	984	$13,260
Ashtead Group PLC	375	19,535
Associated British Foods PLC	732	11,345
AstraZeneca PLC	144	16,896
Auto Trader Group PLC(b)	2,502	14,976
AVEVA Group PLC	738	26,412
Aviva PLC	2,773	13,301
BAE Systems PLC	1,792	16,762
Barclays PLC	7,794	13,244
Barratt Developments PLC	3,393	14,634
Berkeley Group Holdings PLC	342	13,607
BP PLC	2,817	15,585
British American Tobacco PLC	372	14,692
British Land Co. PLC (The)	2,991	12,547
BT Group PLC	7,737	11,530
Bunzl PLC	489	15,934
Burberry Group PLC	846	17,628
CNH Industrial NV	1,098	14,205
Coca-Cola Europacific Partners PLC	351	16,515
Compass Group PLC	954	20,093
Croda International PLC	228	17,663
DCC PLC	228	12,654
Diageo PLC	351	14,445
Entain PLC	1,044	15,103
Experian PLC	444	14,157
Ferguson PLC	132	14,396
GSK PLC	628	10,287
Haleon PLC(a)	786	2,410
Halma PLC	759	18,405
Hargreaves Lansdown PLC	1,851	16,177
Hikma Pharmaceuticals PLC	669	9,604
HSBC Holdings PLC	2,604	13,364
Imperial Brands PLC	819	19,950
Informa PLC	2,571	16,382
InterContinental Hotels Group PLC	300	16,119
Intertek Group PLC	297	12,442
J Sainsbury PLC	4,836	10,780
JD Sports Fashion PLC	14,289	15,967
Johnson Matthey PLC	624	13,851
Kingfisher PLC	5,244	13,175
Land Securities Group PLC	2,115	13,830
Legal & General Group PLC	5,466	14,623
Lloyds Banking Group PLC	28,929	13,894
London Stock Exchange Group PLC	192	16,643
M&G PLC	6,930	13,927
Melrose Industries PLC	13,062	17,521
Mondi PLC	843	14,144
National Grid PLC	1,081	11,778
NatWest Group PLC, NVS	5,772	15,546
Next PLC	180	10,166
Ocado Group PLC(a)	2,028	10,994
Pearson PLC	1,911	21,123
Persimmon PLC	759	11,358
Phoenix Group Holdings PLC	2,271	14,135
Prudential PLC	1,350	12,541
Reckitt Benckiser Group PLC	228	15,131
RELX PLC	594	15,955
Rentokil Initial PLC	2,655	16,567
Rolls-Royce Holdings PLC(a)	16,575	14,865
Sage Group PLC (The)	1,977	16,478
Security	Shares	Value

United Kingdom (continued)
Schroders PLC	2,952	$13,255
Segro PLC	1,212	10,908
Severn Trent PLC	525	15,067
Shell PLC	531	14,710
Smith & Nephew PLC	1,017	12,018
Smiths Group PLC	1,074	19,238
Spirax-Sarco Engineering PLC	144	17,746
SSE PLC	711	12,706
St. James’s Place PLC	1,171	14,300
Standard Chartered PLC	2,295	13,712
Taylor Wimpey PLC	12,741	13,698
Tesco PLC	4,881	12,055
Unilever PLC	378	17,182
United Utilities Group PLC	1,452	15,647
Vodafone Group PLC	11,040	12,888
Whitbread PLC	510	15,010
WPP PLC	1,257	11,062
		1,174,245

Total Common Stocks — 98.8%
(Cost: $16,689,066)		12,996,403

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	30	2,212
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	165	16,877
Henkel AG & Co. KGaA, Preference Shares, NVS	144	9,072
Porsche Automobil Holding SE, Preference Shares, NVS	243	13,577
Sartorius AG, Preference Shares, NVS	45	15,866
Volkswagen AG, Preference Shares, NVS	90	11,520
		69,124

Total Preferred Stocks — 0.5%
(Cost: $89,462)		69,124

Total Long-Term Investments — 99.3%
(Cost: $16,778,528)		13,065,527

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	116,713	116,689

Total Short-Term Securities — 0.9%
(Cost: $116,721)		116,689

Total Investments — 100.2%
(Cost: $16,895,249)		13,182,216

Liabilities in Excess of Other Assets — (0.2)%.		(32,248)
Net Assets—100.0%		$13,149,968

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2022

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$115,977	$716	(a)	$—	$32	$(36)	$116,689	116,713	$234	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	5		—
					$32	$(36)	$116,689		$239		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	2	12/08/22	$26	$665
Euro STOXX 50 Index	1	12/16/22	36	97
				$762

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,563,171	$11,433,232	$—	$12,996,403
Preferred Stocks	16,877	52,247	—	69,124
Money Market Funds	116,689	—	—	116,689
	$1,696,737	$11,485,479	$—	$13,182,216
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$762	$—	$762

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust